Financial Liabilities - Movement in Senior Notes (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 02, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Senior notes
Financial Liabilities
Drawn opening balance		€ 4,638,444	€ 4,697,462
Repurchase			(97,535)
Exchange differences		(22,970)	38,517
Drawn closing balance		4,615,474	4,638,444
Amount of repurchase offer for senior notes, same price plus unpaid accrued interests | $	$ 110,317
Senior unsecured corporate notes 2017
Financial Liabilities
Drawn opening balance		1,000,000	1,000,000
Repurchase			0
Exchange differences			0
Drawn closing balance		1,000,000	1,000,000
Senior unsecured corporate notes Euros 2021
Financial Liabilities
Drawn opening balance		1,400,000	1,400,000
Repurchase			0
Exchange differences			0
Drawn closing balance		1,400,000	1,400,000
Senior unsecured corporate notes US Dollars 2021
Financial Liabilities
Drawn opening balance		660,979	622,462
Repurchase			0
Exchange differences		(22,970)	38,517
Drawn closing balance		638,009	660,979
Senior secured corporate notes 2019
Financial Liabilities
Drawn opening balance		1,577,465	1,675,000
Repurchase			(97,535)
Exchange differences			0
Drawn closing balance		€ 1,577,465	€ 1,577,465